Accrued Insurance (Tables)	12 Months Ended
Sep. 30, 2018
Insurance [Abstract]
Accrued insurance liability (in thousands)

	2018	2017
Accrued insurance, current portion	$1,896	558
Prepaid insurance claims	(1,235)	(501)
Accrued insurance, non-current	204	193
Total accrued insurance	$865	250
Captive agreement assets	3,644	4,506
Gross accrued insurance	$4,509	4,756